Guaranteed Benefit Features - Separate Account Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	$ 106,827,100,000		$ 97,667,400,000
Additional liability balance:
Ending balance	16,500,000,000		15,600,000,000
Variable Life and Universal Life
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	563,100,000		517,400,000
Additional liability balance:
Beginning balance	1,671,200,000		1,507,200,000		1,230,500,000
Incurred guaranteed benefits	442,500,000		512,600,000		589,600,000
Paid guaranteed benefits	(369,200,000)		(348,600,000)		(312,900,000)
Ending balance	1,744,500,000		1,671,200,000		1,507,200,000
GMWB | Fixed indexed annuities
Additional liability balance:
Ending balance	35,100,000		22,800,000
GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	44,239,700,000		41,932,500,000
Additional liability balance:
Beginning balance	500,700,000		530,300,000		378,400,000
Incurred guaranteed benefits	(59,500,000)		89,200,000		258,700,000
Paid guaranteed benefits	(90,500,000)		(118,800,000)		(106,800,000)
Ending balance	350,700,000		500,700,000		530,300,000
GMAB/GMWB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	940,600,000		1,027,300,000
Additional liability balance:
Beginning balance	84,900,000		128,200,000		85,500,000
Incurred guaranteed benefits	(52,700,000)		(42,700,000)		44,800,000
Paid guaranteed benefits	(500,000)		(600,000)		(2,100,000)
Ending balance	31,700,000		84,900,000		128,200,000
GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	15,894,100,000		14,881,300,000
Additional liability balance:
Beginning balance	1,246,100,000		1,290,200,000		769,300,000
Incurred guaranteed benefits	(144,600,000)		(5,400,000)		586,300,000
Paid guaranteed benefits	(32,100,000)		(38,700,000)		(65,400,000)
Ending balance	1,069,400,000		1,246,100,000		1,290,200,000
GMWBL
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	16,516,800,000		15,587,800,000
Additional liability balance:
Beginning balance	1,950,500,000		2,144,000,000		414,800,000
Incurred guaranteed benefits	(1,073,300,000)		(193,500,000)		1,729,200,000
Paid guaranteed benefits	0		0		0
Ending balance	877,200,000		1,950,500,000		2,144,000,000
Stabilizer and MCGs
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate account liability	36,858,100,000	[1]	34,150,700,000	[1]
Additional liability balance:
Beginning balance	102,000,000	[1]	221,000,000	[1]	3,000,000	[1]
Incurred guaranteed benefits	(102,000,000)	[1]	(119,000,000)	[1]	218,000,000	[1]
Paid guaranteed benefits	0	[1]	0	[1]	0	[1]
Ending balance	0	[1]	102,000,000	[1]	221,000,000	[1]
Stabilizer and MCGs | Separate Account Liability
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Externally managed assets included in Separate account liability not reported on balance sheet	$ 28,700,000,000		$ 25,900,000,000

[1]	The Separate account liability at December 31, 2013 and 2012 includes $28.7 billion and $25.9 billion, respectively, of externally managed assets, which are not reported on the Company's Consolidated Balance Sheets.